Intangible Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 3	$ 2
Amortization expense for intangible assets, 2020	63
Amortization expense for intangible assets, 2021	61
Amortization expense for intangible assets, 2022	58
Amortization expense for intangible assets, 2023	48
Amortization expense for intangible assets, 2024	$ 37